Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Benefits to key management personnel
For the year ended December 31
2020	2019
$ millions	$ millions

Short-term benefits	9	13
Post-employment benefits	1	1
Share-based payments	7	8
Total *	17	22
* To interested parties employed by the Company	3	5
* To interested parties not employed by the Company	2	1

Transactions with related and interested parties

Note 23 - Related and Interested Parties (cont’d)

D. Transactions with related and interested parties

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Sales	3	4	5
Cost of sales	3	8	19
Selling, transport and marketing expenses	7	10	7
Financing expenses (income), net	(1)	(1)	3
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

Balances with interested parties	Composition:
As at December 31
2020	2019
$ millions	$ millions

Other current assets	35	27

Other current liabilities	2	2